Statement of Changes in Net Assets (Unaudited) - USD ($)		3 Months Ended	9 Months Ended
		Apr. 30, 2015	Jan. 31, 2015
Net Assets – beginning of period	[1]	$ 64,750,583	$ 1,306,250
Creations		3,108,226	65,559,010	[1]
Redemptions		(3,608,896)	(777,674)	[1]
Net Investment loss		(61,449)	(154,685)	[1]
Net realized gain (loss) from gold bullion distributed for redemptions		(221,574)	5,978	[1]
Net change in unrealized appreciation (depreciation) on investment in gold bullion		(3,913,307)	(1,188,296)	[1]
Net Assets – end of period		$ 60,053,583	$ 64,750,583	[1]

[1]	Commencement of operations.